Ordinary and Preferred Shares	12 Months Ended
Dec. 31, 2014
Ordinary and Preferred Shares

Note 21. Ordinary and Preferred Shares

Ordinary shares

The Company’s authorized, issued and outstanding ordinary shares consist of the following:

	December 31, 2013
	Shares Authorized	Shares Issued	Shares Outstanding	Par value
Ordinary shares	120,000,000	54,763,151	53,150,630	$727

Total	120,000,000	54,763,151	53,150,630	$727

	December 31, 2014
	Shares Authorized	Shares Issued	Shares Outstanding	Par value
Ordinary shares	120,000,000	54,763,151	51,641,505	$727

Total	120,000,000	54,763,151	51,641,505	$727

On April 30, 2013, the Company issued 377,200 ordinary shares as a result of the agreement with the former owners of TuneUp described in Note 22.

The pertinent rights and privileges of holders of ordinary shares are as follows:

Preemptive rights: Each holder of the ordinary shares has in principle preemptive rights in respect of all ordinary share issuances or grants or the rights to subscribe for ordinary shares, in proportion to the aggregate nominal value of ordinary shares held by such holder. Shareholders, however, have no preemptive rights in respect of the issuance of ordinary shares, or the grant of the right to subscribe for ordinary shares, which are issued or granted for a consideration other than cash, which are issued or granted to employees of the Company or of a group company of the Company, or in respect of the issuance of ordinary shares to any person who exercises a previously existing right to subscribe for ordinary shares. A General Meeting of Shareholders, however, resolved to restrict or exclude preemptive rights in respect of the issuance of ordinary shares and the grant of the right to subscribe for ordinary shares.

Liquidation rights: From the balance of the Company’s assets after payment of all debts and the costs of the liquidation will be paid first, to the extent possible, to the holders of the preference shares outstanding (if issued), the amount due on the preference shares, increased by a percentage equal to the average one-month EURIBOR, weighted to reflect the number of days for which the payment is made, plus a premium to be determined by the Management Board, subject to the approval of the Supervisory Board, of at least one percentage point and at most four percentage points, depending on the prevailing market conditions, calculated over each year or part of a year of the period commencing on the first day following the period over which the last distribution on the preference shares was paid and ending on the day of the payment on the preference shares. The previous sentence does not apply if the preference shares outstanding were issued and paid at the expense of the Company’s reserves. The balance remaining thereafter will be distributed to the holders of ordinary shares. All distributions on ordinary shares will be made in proportion to the number of ordinary shares held by each shareholder.

Voting rights: Each of the ordinary shares is entitled to one vote. Decisions of General Meetings of Shareholders are taken by an absolute majority of valid votes cast, except where the laws of the Netherlands or the articles of association provide otherwise.

Distributions rights: The Company makes distributions to shareholders only to the extent that the Company’s equity exceeds the amount of the paid-in and called-up part of the issued share capital, increased by the reserves that are required to be maintained pursuant to the provisions of Dutch law or the articles of association. The Management Board determines, subject to the approval of the Supervisory Board, what portion of the profits will be reserved. Any profits remaining after payment of the preferred dividend on the preference shares, if issued, and reservation of profits will be put at the disposal of a General Meeting of Shareholders. The preference shares, if issued, would be entitled to receive annual preferential dividends of €1,000 in aggregate if the preference shares are fully paid up at the expense of the Company‘s reserves or, in other cases, of a percentage equal to the average one-month EURIBOR, weighted to reflect the number of days for which the payment is made, plus a premium to be determined by the Management Board, subject to the approval of the Supervisory Board, of at least one percentage point and at most four percentage points, depending on the prevailing market conditions. Distributions on the preference shares are calculated over the paid-up part of their nominal value.

Dividends restrictions: The Credit Facility (Note 12) contains restrictions that entirely limit the Company’s ability to pay any dividends or other distributions, direct or indirect, on account of any shares to its shareholders, except for a dividend payable solely in shares.

Share repurchase program

The Company entered into a conditional share repurchase program under which it intends to repurchase shares to cover obligations to deliver shares under its employee stock options incentive and restricted share units plans (Note 15). Under the share repurchase program the Company may, between May 9, 2013 and November 9, 2014, repurchase from time to time in both open market and privately negotiated transactions up to 4,000,000 ordinary shares. The share repurchase program occurred in tranches. The share repurchase program was authorized by the Company’s shareholders on January 12, 2012 and approved by the supervisory board on May 7, 2013. On November 5, 2013, the Supervisory Board approved an increase of the maximum number of shares to be repurchased from 2,500,000 to 4,000,000 to cover the Company’s obligations to deliver shares under its employee stock options incentive and restricted share units plans.

Under the first tranche of the share repurchase program the Company had, up to November 5, 2013, repurchased in open market transactions 1,500,000 ordinary shares for a total consideration of $33,110 and a volume weighted average price per share of $22.07. Under the second tranche of the share repurchase program, the Company repurchased 1,132,059 ordinary shares between November 13, 2013 and May 10, 2014, for a total consideration of $19,722 and a volume weighted average price per share of $17.42. Under the third and final tranche of the share repurchase program, the Company repurchased 1,367,941 ordinary shares between June 3, 2014 and August 12, 2014, for a total consideration of $25,912 and a volume weighted average price per share of $18.94.

During the year ended December 31, 2014, the Company repurchased in open market transactions 1,896,786 ordinary shares for a total consideration of $35,334 and a weighted average price per share of $18.63.

The following table summarizes the Company’s share repurchases:

	2013	2014	Total
Total number of shares repurchased	2,103,214	1,896,786	4,000,000
Dollar amount of shares repurchased	$43,411	$35,334	$78,745
Average price paid per share	$20.64	$18.63	$19.69
Range of price paid per share	$15.89 – 26.16	$15.48 – 21.00	$15.48 – 26.16

Redeemable Noncontrolling Interests

The agreement with the Class B shareholders of Location Labs, as disclosed in Note 3, contains redemption features whereby interests held are redeemable at the option of the holder and is not solely within our control. The redemption is deemed probable but not currently redeemable and therefore the Company is charging accretion changes to adjust the redeemable noncontrolling interest each reporting period to its estimated redemption value after the attribution of net income or loss of the subsidiary. Any adjustment to the redemption value will impact retained earnings.

Changes to redeemable noncontrolling interest during 2014 were as follows:

Redeemable noncontrolling interest upon acquisition	$39,498
Net income attributable to noncontrolling interests	8
Redemption value adjustment charged against retained earnings	534

Balance as of December 31, 2014	$40,040

Initial public offering

The Company publicly filed its initial Form F-1 with the SEC on January 13, 2012 and on February 7, 2012 closed its initial public offering (IPO) of 8,000,000 ordinary shares at an offering price of $16.00 per share. AVG offered 4,000,000 ordinary shares and the selling shareholders offered 4,000,000 ordinary shares. The Company did not receive any proceeds from the sale of the ordinary shares by the selling shareholders other than the proceeds from options which were exercised by certain selling shareholders in connection with the IPO. The IPO resulted in net proceeds to the Company of $52,698, after deducting underwriting discounts, commissions and offering expenses paid by the Company, net of income tax benefit. The right that was granted to the underwriters to purchase up to 1,200,000 ordinary shares from certain of the selling shareholders within 30 days of the IPO to cover over-allotments was not exercised.

Costs of $11,302 directly associated with the IPO, net of the income tax benefit of $1,703, has been recorded as a reduction of the proceeds received in determining the amount to be recorded in additional paid-in capital. These costs were capitalized and recorded as prepaid share issuance cost prior to the closing of the IPO.

On February 7, 2012, upon the closing of the IPO, the Company’s Articles of Association were amended and restated in their entirety. As a result of this amendment, the authorized capital of the Company changed to €2,400,000 (prior to the amendment €2,250,000). The authorized capital is comprised of 240,000,000 shares with a nominal value of €0.01 per share and is divided into 120,000,000 ordinary shares and 120,000,000 preferred shares.

Upon the closing of the IPO, class A, B1, B2 and E shares were automatically converted into 36,000,000 ordinary shares with all special rights associated with the existing classes of shares ceasing to be applicable. Class D preferred shares were converted into 12,000,000 ordinary shares, with all special rights associated with Class D preferred shares ceasing to be applicable. In connection with this conversion, the accrued and unpaid dividends on Class D preferred shares of $2,555 were paid in cash. The Class D preferred shares carrying value was reclassified from the mezzanine section of the balance sheet to shareholders’ deficit.